Basis of preparation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Canadian Emergency Wage Subsidy Program [Member]
Basis of Presentation [Line Items]
Other income (expense) from subsidiaries	$ 325	$ 453